Equity - Appropriations of Earnings (Detail) - TWD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Special reserve	$ 0		$ 0
Cash dividends per share	$ 4.796	$ 4.9419	$ 5.4852
Total retained earnings [Member]
Special reserve	$ 0	$ 5	$ 0
Reversal of special reserve	5
Cash dividends	$ 37,205	$ 38,336	$ 42,551